Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2024
Commitments and Contingencies [Abstract]
Schedule of Binomial/Lattice Model for the Investor Shares

The key inputs into the binomial/lattice model for the Investor Shares were as follows at September 30, 2023:

Input	September 30, 2023
Risk-free interest rate	4.6%
Term (in years)	5.1
Volatility	10.0%
Exercise price	$11.50
Asset Price	$10.46

The key inputs into the Black Scholes model for the Investor Shares were as follows at January 3, 2024:

Input	January 3, 2024
Risk-free interest rate	3.90%
Term (in years)	5.0
Probability of de-SPAC	20.0%
Exercise price	$11.50
Public Warrant Price	$0.053

Schedule of Outstanding Promissory Note

The table below summarizes the outstanding promissory note under the Subscription Agreement as of September 30, 2024:

Principal value of promissory note January 13, 2024	$350,000
Principal value of promissory note April 2, 2024	200,000
Debt discount, net of amortization	(111,499)
Promissory note, net of discount	$438,501